Equity Method Investments - Shanghai Three (Details) - USD ($)		12 Months Ended
	Mar. 07, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 27,980,000	$ 32,999,000
TNK Therapeutics
Schedule of Equity Method Investments [Line Items]
Gross proceeds of common stock and warrants	$ 10,000,000
Upfront payments received	1,000,000
Common class A | TNK Therapeutics
Schedule of Equity Method Investments [Line Items]
Common stock to be issued, value	$ 4,000,000
Shanghai Three
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage				25.00%
Equity method investments				$ 3,800,000	3,800,000
Operating expenses of equity method investment		$ 0	$ 0
Current assets of equity method investment		300,000			400,000
Noncurrent assets of equity method investment		5,100,000			5,300,000
Current liabilities of equity method investment		2,600,000			2,800,000
Noncurrent liabilities of equity method investment		$ 2,000,000			$ 2,000,000